FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
7. FAIR VALUE MEASUREMENTS

The Company adopted ASC 820, “Fair Value Measurements and Disclosures”, which provides a framework for measuring fair value under U.S. GAAP, and expanded disclosure requirements about assets and liabilities measured at fair value. The Company utilizes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs as follows:

•	Level 1-Observable unadjusted quoted prices in active markets for identical assets or liabilities.
•	Level 2-Observable inputs other than quoted prices in active markets for identical assets or liabilities, for which all significant inputs are observable, either directly or indirectly.
•	Level 3-Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

Assets and liabilities carried at fair value as of December 31, 2016 are classified in the categories described above based on the lowest level input that is significant to the fair value measurement in its entirety.

Recurring basis

The following table displays assets and liabilities measured on the Company’s consolidated balance sheet at fair value on a recurring basis subsequent to initial recognition:

As of December 31, 2016
Fair Value Measurements at Reporting Date Using
Quoted Prices
	Total Fair	in Active	Significant
	Value and	Markets for	Other	Significant
	Carrying	Identical	Observable	Unobservable
	Value on the	Assets	Inputs	Inputs
	Balance Sheet	(Level 1)	(Level 2)	(Level 3)
Cross currency forward exchange contracts -recorded as derivative assets	2,715,736	-	2,715,736	-
Warrant liability	-	-	-	-

	As of December 31, 2015
	Fair Value Measurements at Reporting Date Using
		Quoted Prices
	Total Fair	in Active	Significant
	Value and	Markets for	Other	Significant
	Carrying	Identical	Observable	Unobservable
	Value on the	Assets	Inputs	Inputs
	Balance Sheet	(Level 1)	(Level 2)	(Level 3)
Cross currency forward exchange contracts -recorded as derivative assets	56,253	-	56,253	-
Cross currency forward exchange contracts -recorded as derivative liabilities	(29,519)	-	(29,519)	-
Warrant liability	(577,500)	-	(577,500)	-

Derivatives-The Company's use of derivatives primarily consists of foreign currency forward contracts. As quoted prices in active markets for identical assets are not available, the Company uses quotes obtained from professional pricing sources. The Company considers the credit ratings of respective counterparties in determining the impact of risk of defaults on the valuation of derivative assets. These fair value measurements are classified as level 2.

Warrant liability-The fair value of the warrant liability (see Note12) was determined using the Monte Carlo Model, with certain inputs significant to the valuation methodology classified as level 2.

Non-recurring basis

The Company measures certain long-lived assets at fair value on a non-recurring basis in periods after initial measurement in circumstances when the fair value of such assets is below its recorded cost and impairment is required.

The Company recorded impairment charges for certain idled assets of $nil, $nil and $4.6 million for the years ended December 31, 2014, 2015 and 2016 respectively. The fair value of the assets was measured based on prices offered by unrelated third-party willing buyers and classified as level 3 fair value measurements as the offering prices are not observable.

The Company also holds financial instruments that are not recorded at fair value in the consolidated balance sheets, but whose fair value is required to be disclosed under U.S. GAAP.

Cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accounts due to and from related parties, and short-term borrowings are carried at cost on the consolidated balance sheets and the carrying amount approximates their fair value because of the short-term nature of these financial instruments.

The carrying amount of the Company’s outstanding convertible notes as of December 31, 2015 and 2016 was $26.1 million and $nil million, respectively. The estimated fair value of those debts was $24.8 million and $nil million, respectively, as of December 31, 2015 and 2016. The fair value was measured based on observable market quotes and is therefore considered a level 1 fair value measurement.

The Company’s long-term bank borrowing consists of floating rate loans that are reset annually. The carrying amount of long-term borrowings (including the current portions) was $39.9 million and $28.8 million of December 31, 2015 and 2016, respectively. The estimated fair value of long-term borrowings (including the current portion) was $38.6 million and $27.6 million as of December 31, 2015 and 2016, respectively. The fair value is measured using discounted cash flow technique based on current rates for comparable loans on the respective valuation date and it therefore considered a level 2 measurement.